October 15, 2018

TOUCHSTONE STRATEGIC TRUST

TOUCHSTONE INTERNATIONAL VALUE FUND

Supplement to the Prospectus, Summary Prospectus and Statement of Additional Information dated July 30, 2018

Effective immediately, Mr. Charles F. Radtke will no longer serve as a portfolio manager to the Touchstone International Value Fund (the “Fund”) and all references to Mr. Radtke in the Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information are hereby deleted. Messrs. T.J. Carter and Randolph S. Wrighton, Jr. will continue to serve as portfolio managers of the Fund.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

TSF-54-TST-FSIEX-S3-1810

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